Advances to Suppliers - Allowance for doubtful accounts (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Advances to suppliers [Line Items]
Balance at beginning of year	$ 3,699,890	$ 5,731,281
Change of allowance for doubtful accounts	14,423	(895,043)
Write off	(14,423)	(1,523,489)
Translation adjustments	38,616	387,141
Balance at end of year	3,738,506	3,699,890
Advances To Suppliers [Member]
Advances to suppliers [Line Items]
Balance at beginning of year	179,095	1,517,017
Change of allowance for doubtful accounts		(400,436)
Write off		(1,039,958)
Translation adjustments	1,869	102,472
Balance at end of year	$ 180,964	$ 179,095